Property and Equipment, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Depreciation and amortization	¥ 151,791,702	¥ 124,083,503	¥ 67,512,655
Impairment losses	¥ 111,426,961	¥ 7,222,765	¥ 1,001,880